Inventories - Summary of Breakdown of Inventories (Detail) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure of Measuring inventories [Abstract]
Raw materials, ancillary materials and consumables	€ 104,619	€ 90,461
Work-in-progress and semi-finished products	51,758	49,442
Finished goods	349,304	381,112
Total inventories	€ 505,681	€ 521,015